UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Partner Advisory Services, L.P.
Address:      Four Embarcadero Center
              Suite 3500
              San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA       02/14/2012
-------------------------     -----------------       -----------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    _17__________________

Form 13F Information Table Value Total:    _101,524_____________
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
ACME PACKET INC               COM    004764106     4,791    1,550  SH  PUT   Shared-defined            0     1,550   0
AMERICAN TOWER CORP           COM    029912201    10,022  167,000  SH        Shared-defined            0   167,000   0
APPLE INC                     COM    037833100     9,015   22,260  SH        Shared-defined            0    22,260   0
CISCO SYS INC                 COM    17275R102     8,664  479,171  SH        Shared-defined            0   479,171   0
FIRST SOLAR INC               COM    336433107     8,845    2,620  SH  PUT   Shared-defined            0     2,620   0
INTEVAC INC                   COM    461148108       728   98,317  SH        Shared-defined            0    98,317   0
INVENSENSE INC                COM    46123D205     5,189  520,937  SH        Shared-defined            0   520,937   0
MICROSOFT CORP                COM    594918104     3,240  124,829  SH        Shared-defined            0   124,829   0
OPENTABLE INC                 COM    68372A104     2,539   64,905  SH        Shared-defined            0    64,905   0
QUALCOMM INC                  COM    747525103     6,638  121,351  SH        Shared-defined            0   121,351   0
RESEARCH IN MOTION LTD        COM    760975102     4,818    5,460  SH  PUT   Shared-defined            0     5,460   0
RESEARCH IN MOTION LTD        COM    760975102     5,485      776  SH  CALL  Shared-defined            0       776   0
RESEARCH IN MOTION LTD        COM    760975102     9,425    7,370  SH  PUT   Shared-defined            0     7,370   0
RESEARCH IN MOTION LTD        COM    760975102     1,412      974  SH  CALL  Shared-defined            0       974   0
SALESFORCE COM INC            COM    79466L302     4,464      440  SH  CALL  Shared-defined            0       440   0
SALESFORCE COM INC            COM    79466L302    13,636  134,401  SH        Shared-defined            0   134,401   0
SPREADTRUM COMMUNICATIONS IN  COM    849415203     2,612  125,077  SH        Shared-defined            0   125,077   0